Average Annual Total Returns			12 Months Ended	26 Months Ended	35 Months Ended	60 Months Ended	76 Months Ended	77 Months Ended	98 Months Ended	103 Months Ended	117 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Innovator Deepwater Frontier Tech ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			43.41%			8.95%		16.22%
Performance Inception Date		Jul. 24, 2018
Innovator Deepwater Frontier Tech ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			43.41%			8.95%		16.22%
Innovator Deepwater Frontier Tech ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			25.70%			7.08%		13.52%
Innovator Gradient Tactical Rotation Strategy ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.92%	5.46%
Performance Inception Date		Nov. 16, 2022
Innovator Gradient Tactical Rotation Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			15.70%	5.20%
Innovator Gradient Tactical Rotation Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.58%	4.25%
Innovator IBD(R) 50 ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			23.53%			(2.07%)					3.72%	5.26%
Performance Inception Date		Apr. 08, 2015
Innovator IBD(R) 50 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			22.89%			(2.46%)					3.53%	5.04%
Innovator IBD(R) 50 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			13.96%			(1.72%)					2.86%	4.11%
Innovator IBD Breakout Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(6.83%)			3.65%	5.79%
Performance Inception Date		Sep. 12, 2018
Innovator IBD Breakout Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(6.95%)			3.37%	5.59%
Innovator IBD Breakout Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(4.04%)			2.71%	4.50%
Innovator Laddered Allocation Buffer ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.31%		10.39%
Performance Inception Date		Feb. 08, 2022
Innovator Laddered Allocation Buffer ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.31%		10.39%
Innovator Laddered Allocation Buffer ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.88%		8.17%
Innovator Laddered Allocation Power Buffer ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.03%			8.50%			8.50%
Performance Inception Date		Oct. 19, 2016
Innovator Laddered Allocation Power Buffer ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.03%			8.50%			8.27%
Innovator Laddered Allocation Power Buffer ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.53%			6.71%			6.83%
Innovator S&P Investment Grade Preferred ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.69%			(1.23%)				1.75%
Performance Inception Date		May 23, 2016
Innovator S&P Investment Grade Preferred ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			0.97%			(2.83%)				0.16%
Innovator S&P Investment Grade Preferred ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.30%			(1.30%)				1.00%
Deepwater Frontier Tech Index(1) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Deepwater Frontier Tech Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		44.63%			9.72%		17.02%
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			22.41%			11.00%		11.11%
NASDAQ-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			21.02%			15.30%		18.95%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%			14.42%		14.51%
S&P Global Broad Market Index – Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Global Broad Market Index – Total Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			22.47%	18.91%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	20.90%	12.92%	14.42%	14.37%		15.39%	15.34%	13.71%	14.82%
IBD® 50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		IBD 50 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			24.06%			(1.38%)					[2],[3]	[2],[3]
IBD® Breakout Stocks Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		IBD® Breakout Stocks Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(5.68%)			5.00%	7.15%
MerQube U.S. Large Cap Equity Buffer Laddered Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MerQube U.S. Large Cap Equity Buffer Laddered Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.40%		10.49%
FTSE Laddered Power Buffer Strategy Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE Laddered Power Buffer Strategy Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[4],[5]		11.11%			8.58%
S&P U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.07%			0.00%				1.86%
S&P U.S. High Quality Preferred Stock Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P U.S. High Quality Preferred Stock Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(0.80%)			(1.67%)				1.78%
S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.01%			2.12%				3.98%

[1]	On or about December 1, 2025, the Fund ceased tracking the Deepwater Frontier Tech Index. Therefore, the Fund’s performance and historical returns shown for periods prior to December 1, 2025, are not indicative of the performance that the Fund, based on its current investment strategies, would have generated.
[2]	On November 20, 2017, the Fund began tracking the IBD® 50 Index. Because the IBD® 50 Index had an inception date of October 27, 2017, performance information is not included above.
[3]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for the entire period.
[4]	On August 11, 2020, the Fund’s underlying index changed from the Lunt Capital U.S. Large Cap Equity Rotation Index to the Refinitiv Laddered Power Buffer Strategy Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to August 11, 2020 are not indicative of the performance that the Fund, based on its current index, would have generated.
[5]	On November 18, 2023, the name of the Index changed from Refinitiv Laddered Power Buffer Strategy Index to FTSE Laddered Power Buffer Strategy Price Return Index.